UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2006

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Colony Group, LLC
Address:  2 Atlantic Avenue
          Boston, MA  02110

Form 13F File Number: 028-04819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Gratch, Esq.
Title: Chief Compliance Officer
Phone: 617-723-8200

Signature, Place, and Date of Signing:
Vincent Gratch                   Boston, MA                 08/09/06
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 126
Form 13F Information Table Value Total: $ 483,704 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None

                                                        FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
21ST CENTY INS GROUP           COM              90130n103      420 29225.00 SH       SOLE                                   29225.00
ACCENTURE LTD                  COM              g1150g111     3657 129150.00SH       SOLE                                  129150.00
ADVISORY BOARD                 COM              00762w107      623 12955.00 SH       SOLE                                   12955.00
AFLAC INC                      COM              001055102    13781 297328.11SH       SOLE                                  297328.11
AIRGAS INC                     COM              009363102     1343 36060.90 SH       SOLE                                   36060.90
ALLIANT TECHSYSTEMS INC        COM              018804104     1136 14885.00 SH       SOLE                                   14885.00
AMCOL INTL CORP                COM              02341w103      682 25900.00 SH       SOLE                                   25900.00
AMERICAN EXPRESS               COM              025816109    12387 232769.62SH       SOLE                                  232769.62
AMERICAN INTERNATIONAL GROUP I COM              026874107     3602 61006.00 SH       SOLE                                   61006.00
AMERUS GROUP CO                COM              03072m108     1445 24690.00 SH       SOLE                                   24690.00
AMGEN                          COM              031162100    12843 196903.00SH       SOLE                                  196903.00
AMPHENOL CORP NEW-CL A         CL A             032095101     2291 40950.11 SH       SOLE                                   40950.11
ARCH COAL                      COM              039380100     1283 30295.58 SH       SOLE                                   30295.58
ARCHER DANIELS-MIDLAND         COM              039483102    13278 321665.08SH       SOLE                                  321665.08
ASTEC INDS INC COM             COM              046224101      437 12825.00 SH       SOLE                                   12825.00
AVIALL INC NEW                 COM              05366b102      835 17575.00 SH       SOLE                                   17575.00
AVID TECHNOLOGY                COM              05367p100      348 10450.00 SH       SOLE                                   10450.00
BAKER HUGHES INC               COM              057224107      929 11356.00 SH       SOLE                                   11356.00
BJ SERVICES CO                 COM              055482103     1357 36420.38 SH       SOLE                                   36420.38
BROADCOM CORP CL A             COM              111320107     7506 247480.00SH       SOLE                                  247480.00
CACI INTERNATIONAL INC-CL A    CL A             127190304     2020 34635.00 SH       SOLE                                   34635.00
CAREMARK RX INC                COM              141705103    13492 270561.00SH       SOLE                                  270561.00
CARTER'S                       COM              146229109      367 13900.00 SH       SOLE                                   13900.00
CDW CORP                       COM              12512N105     6147 112488.69SH       SOLE                                  112488.69
CHARTER MUNI MORTGAGE ACCEPTAN COM              160908109      572 30575.00 SH       SOLE                                   30575.00
CHEMED COPR                    COM              16359r103      778 14275.00 SH       SOLE                                   14275.00
CHEVRONTEXACO CORP             COM              166764100      679 10945.00 SH       SOLE                                   10945.00
CHICAGO MERCANTILE EXCHANGE HO COM              167760107     1523  3101.03 SH       SOLE                                    3101.03
CIMAREX ENERGY CO              COM              171798101      877 20400.00 SH       SOLE                                   20400.00
CISCO SYSTEMS INC              COM              17275R102     9003 461009.00SH       SOLE                                  461009.00
CIT GROUP INC                  COM              125581108    13473 257661.87SH       SOLE                                  257661.87
CITRIX SYSTEMS INC             COM              177376100     1481 36950.00 SH       SOLE                                   36950.00
COGNEX CORP                    COM              192422103     1105 42472.07 SH       SOLE                                   42472.07
COGNIZANT TECH SOLUTIONS       COM              192446102     2379 35325.00 SH       SOLE                                   35325.00
COLGATE PALMOLIVE CO.          COM              194162103    10675 178215.00SH       SOLE                                  178215.00
COMCAST CORP NEW CL A          CL A             20030N101    12784 390473.66SH       SOLE                                  390473.66
COMCAST CORP SPECIAL           COM              20030n200     2667 81365.00 SH       SOLE                                   81365.00
COMMUNITY HEALTH SERVICES      COM              203668108     1101 29985.00 SH       SOLE                                   29985.00
CORPORATE EXECUTIVE BOARD CO   COM              21988R102     1358 13560.69 SH       SOLE                                   13560.69
CVS CORP                       COM              126650100    14532 473380.29SH       SOLE                                  473380.29
CYTYC CORP                     COM              232946103     1159 45720.00 SH       SOLE                                   45720.00
DAVITA INC                     COM              23918k108     1080 21740.00 SH       SOLE                                   21740.00
DELL INC                       COM              24702R101      384 15713.00 SH       SOLE                                   15713.00
DIGITAS INC                    COM              25388K104      796 68525.00 SH       SOLE                                   68525.00
DONALDSON CO INC               COM              257651109     1149 33926.48 SH       SOLE                                   33926.48
DUN & BRADSTREET CORP          COM              26483E100     1839 26400.00 SH       SOLE                                   26400.00
EMERSON ELECTRIC CO            COM              291011104    12737 151975.00SH       SOLE                                  151975.00
EMULEX CORP NEW                COM              292475209     1769 108735.00SH       SOLE                                  108735.00
ESCO TECHNOLOGIES              COM              296315104      474  8875.00 SH       SOLE                                    8875.00
EURONET WORLDWIDE              COM              298736109      539 14050.00 SH       SOLE                                   14050.00
EXXON MOBIL CORP               COM              30231G102     8841 144109.58SH       SOLE                                  144109.58
FIDELITY BANKSHARES            COM              31604q107      641 20174.00 SH       SOLE                                   20174.00
FIRST CASH FINL SVCS INC       COM              31942D107      497 25200.00 SH       SOLE                                   25200.00
FIRST MARBLEHEAD CORP COM      COM              320771108     1651 28996.60 SH       SOLE                                   28996.60
FISERV INC                     COM              337738108     1207 26610.00 SH       SOLE                                   26610.00
FLORIDA ROCK INDS INC          COM              341140101     1582 31865.71 SH       SOLE                                   31865.71
FORWARD AIR CORP               COM              349853101      472 11600.00 SH       SOLE                                   11600.00
GENERAL ELECTRIC CO            COM              369604103    11709 355262.33SH       SOLE                                  355262.33
GEVITY HR INC                  COM              374393106      402 15150.00 SH       SOLE                                   15150.00
GOLD STAR INTERNATIONAL INC    COM              380746107        0 100000.00SH       SOLE                                  100000.00
GUITAR CENTER INC              COM              402040109     1432 32220.00 SH       SOLE                                   32220.00
HCC INSURANCE HOLDINGS INC     COM              404132102     2747 93314.09 SH       SOLE                                   93314.09
HEALTHWAYS INC COM             COM              422245100      563 10700.00 SH       SOLE                                   10700.00
HENRY SCHEIN INC               COM              806407102     1198 25650.00 SH       SOLE                                   25650.00
HOLLY CORP NEW $0.01 PAR       COM              435758305     1430 29685.00 SH       SOLE                                   29685.00
HOSPIRA INC                    COM              441060100     2082 48490.00 SH       SOLE                                   48490.00
HYDRIL                         COM              448774109      687  8750.00 SH       SOLE                                    8750.00
IBM                            COM              459200101     7661 99730.27 SH       SOLE                                   99730.27
IRON MTN INC                   COM              462846106      381 10195.00 SH       SOLE                                   10195.00
ISHARES TR S&P SMLCAP 600      S&P SMLCAP 600   464287804     1698 27350.00 SH       SOLE                                   27350.00
ITT INDUSTRIES INC             COM              450911102    13312 268930.61SH       SOLE                                  268930.61
KINDER MORGAN INC              COM              49455p101     9897 99079.19 SH       SOLE                                   99079.19
L-3 COMMUNICATIONS HOLDINGS IN COM              502424104    13154 174422.98SH       SOLE                                  174422.98
LAUREATE EDUCATION             COM              518613104     9599 225185.00SH       SOLE                                  225185.00
LAZARD LTD SHS A               COM              G54050102     1802 44625.54 SH       SOLE                                   44625.54
LIFECELL                       COM              531927101      576 18650.00 SH       SOLE                                   18650.00
LUFKIN INDUSTRIES INC          COM              549764108      441  7425.00 SH       SOLE                                    7425.00
MEDTRONIC INC                  COM              585055106      212  4525.00 SH       SOLE                                    4525.00
MICROCHIP TECHNOLOGY INC       COM              595017104     1147 34211.73 SH       SOLE                                   34211.73
MICROSOFT CORP                 COM              594918104     7251 311242.00SH       SOLE                                  311242.00
MIDCAP SPDR TR UNIT SER 1      UNIT SER 1       595635103     3825 27486.12 SH       SOLE                                   27486.12
MOHAWK INDUSTRIES INC          COM              608190104     1174 16690.00 SH       SOLE                                   16690.00
NATURAL RESOURCE PRTNRS        COM              63900p103      563 10400.00 SH       SOLE                                   10400.00
NAUTILUS GROUP INC             COM              63910B102      605 38550.00 SH       SOLE                                   38550.00
NEWFIELD EXPLORATION CO.       COM              651290108     1932 39480.00 SH       SOLE                                   39480.00
NUCO2                          COM              629428103      417 17350.00 SH       SOLE                                   17350.00
OCCIDENTAL PETE CORP           COM              674599105     9248 90182.83 SH       SOLE                                   90182.83
PATTERSON-UTI ENERGY           COM              703481101     1030 36406.18 SH       SOLE                                   36406.18
PEABODY ENERGY CORP COM        COM              704549104     6314 113266.25SH       SOLE                                  113266.25
PEGASYSTEMS INC                COM              705573103     1183 184270.00SH       SOLE                                  184270.00
PEPSICO INC                    COM              713448108    14047 233974.82SH       SOLE                                  233974.82
PHELPS DODGE CORP              COM              717265102     1007 12257.26 SH       SOLE                                   12257.26
PRAXAIR INC                    COM              74005P104    14364 266011.06SH       SOLE                                  266011.06
PROCTER & GAMBLE CO            COM              742718109      667 12002.19 SH       SOLE                                   12002.19
QUAKER CHEMICAL CORP           COM              747316107      414 22185.00 SH       SOLE                                   22185.00
QUEST SOFTWARE INC             COM              74834t103      366 26175.00 SH       SOLE                                   26175.00
REGAL BELOIT CORP COM          COM              758750103      447 10125.00 SH       SOLE                                   10125.00
RESPIRONICS INC                COM              761230101     1096 32055.00 SH       SOLE                                   32055.00
ROBERT HALF INTERNATIONAL INC  COM              770323103      645 15380.59 SH       SOLE                                   15380.59
ROCKWELL COLLINS INC           COM              774341101     2423 43370.58 SH       SOLE                                   43370.58
ROPER INDUSTRIES               COM              776696106      703 15045.12 SH       SOLE                                   15045.12
ROYAL DUTCH SHELL ADR CL A     SPON ADR A       780259206      237  3550.00 SH       SOLE                                    3550.00
SCHLUMBERGER LTD               COM              806857108     8819 135462.64SH       SOLE                                  135462.64
SCP POOL                       COM              73278l105     1292 29625.61 SH       SOLE                                   29625.61
SEAGATE TECH                   COM              g7945j104     2216 97886.32 SH       SOLE                                   97886.32
SECTOR SPDR TECH SELECT SHARES SBI INT-TECH     81369Y803      809 39800.00 SH       SOLE                                   39800.00
SEI INVESTMENTS CO COM         COM              784117103     1412 28900.66 SH       SOLE                                   28900.66
SLM                            COM              78442p106    13227 249954.94SH       SOLE                                  249954.94
STAPLES INC                    COM              855030102    13927 571979.89SH       SOLE                                  571979.89
SYMMETRY MED INC COM           COM              871546206     1215 78925.00 SH       SOLE                                   78925.00
T ROWE PRICE GROUP INC         COM              74144t108    13911 367930.71SH       SOLE                                  367930.71
TALX CORP COM                  COM              874918105      351 16050.00 SH       SOLE                                   16050.00
TESORO CORPORATION             COM              881609101     1425 19170.50 SH       SOLE                                   19170.50
TEVA PHARM INDS LTD            COM              881624209    11966 378811.16SH       SOLE                                  378811.16
TEXAS INSTRUMENTS INC          COM              882508104     9201 303769.55SH       SOLE                                  303769.55
TRANSOCEAN INC.                COM              G90078109     9359 116530.00SH       SOLE                                  116530.00
UAP HLDG CORP COM              COM              903441103     2611 119724.23SH       SOLE                                  119724.23
USANA HEALTH SCIENCES          COM              90328m107      513 13550.00 SH       SOLE                                   13550.00
VALERO ENERGY CORP NEW         COM              91913Y100     5395 81106.20 SH       SOLE                                   81106.20
VCA ANTECH INC                 COM              918194101     1313 41150.00 SH       SOLE                                   41150.00
WYETH                          COM              983024100    11850 266832.20SH       SOLE                                  266832.20
I SHARES S&P EUROPE 350        S&P EURO PLUS    464287861     2499    27357 SH       SOLE                                      27357
ISHARES MSCI PACIFIC EX-JAPAN  MSCI PAC J IDX   464286665      666     6210 SH       SOLE                                       6210
ISHARES TRUST MSCI EAFE INDEX  MSCI EAFE IDX    464287465     2463    37672 SH       SOLE                                      37672
MORGAN STANLEY ASIA PACIFIC FU COM              61744U106      875    55604 SH       SOLE                                      55604
STREETTRACKS DJ LARGE VALUE    DJ LRG CAP VAL   86330E208      235     3210 SH       SOLE                                       3210